Additional Financial Information - Components of Other Non-Current Assets (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Royalty advances to authors	$ 375	$ 376
Retirement benefit assets	147	134
Inventory	37	41
News America Marketing deferred consideration	0	157
Other	398	358
Total Other non-current assets	$ 957	$ 1,066